Finance Lease Receivables, Net - Summary of Future Minimum Lease Payments Receivable (Detail) - Dec. 31, 2021	CNY (¥)	USD ($)
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
2022	¥ 1,519,798,191	$ 238,489,500
2023	896,477,696	140,676,913
2024	249,411,737	39,138,144
2025	33,033,582	5,183,690
2026	17,790,380	2,791,699
Total	¥ 2,716,511,586	$ 426,279,946